Senior Notes and Secured Indebtedness - Notes Payable - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended		12 Months Ended	9 Months Ended		7 Months Ended	10 Months Ended								1 Months Ended			1 Months Ended			12 Months Ended			1 Months Ended		9 Months Ended		9 Months Ended
	May 31, 2012	Sep. 03, 2009	Dec. 31, 2012	Feb. 24, 2012	Dec. 31, 2011 Seller financing [Member]	Sep. 30, 2013 Seller financing [Member] First note [Member]	Sep. 30, 2013 Seller financing [Member] Second note [Member]	Sep. 30, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2013 Successor [Member] Seller financing [Member]	Dec. 31, 2012 Successor [Member] Seller financing [Member]	Sep. 30, 2013 Successor [Member] Seller financing [Member] Second note [Member]	Sep. 30, 2013 Construction notes payable agreement three [Member]	Jun. 01, 2013 Construction notes payable agreement three [Member]	Dec. 31, 2012 Construction notes payable agreement three [Member]	Sep. 30, 2012 Construction notes payable agreement two [Member]	Sep. 30, 2013 Construction notes payable agreement two [Member]	Dec. 31, 2012 Construction notes payable agreement two [Member]	Sep. 30, 2012 Construction notes payable agreement one [Member]	Dec. 31, 2012 Construction notes payable agreement one [Member]	Dec. 31, 2011 Construction totes two [Member]	Dec. 31, 2011 Construction notes one [Member]	Dec. 31, 2012 Other construction notes [Member]	Dec. 31, 2011 Other construction notes [Member]	Oct. 31, 2011 Land Acquisition Note Payable [Member]	Feb. 24, 2012 Land Acquisition Note Payable [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Revolver [Member]	Aug. 07, 2013 Revolving Credit Facility [Member] Revolver [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] CB&T Loan Agreement [Member]	Mar. 05, 2013 Revolving Credit Facility [Member] CB&T Loan Agreement [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] CB&T Loan Agreement [Member] Minimum [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] CB&T Loan Agreement [Member] Maximum [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Fixed rate [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Variable rate [Member]	Aug. 07, 2013 Revolving line of credit loan agreement Revolver [Member]
Debt Instrument [Line Items]
Notes payable						$ 1,700,000			$ 13,248,000	$ 35,471,000	$ 16,238,000	$ 0	$ 14,500,000	$ 19,000,000	$ 28,000,000		$ 17,000,000			$ 19,000,000		$ 16,000,000	$ 9,000,000
Debt instrument, maturity date		Sep. 30, 2016			Mar. 01, 2012	Mar. 01, 2014	May 31, 2015										Mar. 31, 2015			Sep. 30, 2015			Jan. 01, 2012	May 01, 2015		Oct. 01, 2012				Mar. 05, 2016
Debt Instrument Interest Rate Description															Prime rate +0.5%, with a rate floor of 4.0%	Prime rate +1.0%, with a rate floor of 5.0%	Prime + 1%, with a rate floor of 5.0%	Prime rate +1%, with a rate floor of 5.0%,		Prime Rate + 1.0%, with a rate floor of 5.0%														A fixed rate at LIBOR plus 3.00% per annum	A variable rate at the Prime Rate, as adjusted by CB&T in accordance with the CB&T Loan Agreement, plus 1.00% per annum
Debt amount, outstanding					3,000,000														5,400,000		7,800,000
Interest rate, floor																							6.50%
Debt instrument, renegotiated maturity date																							Jan. 01, 2013
Interest rate, floor																							5.50%
First requisite repayment date																							Mar. 31, 2012
Outstanding principal balance																									7,000,000
Fixed interest rate																								10.00%
Principal payments																								500,000
Gain (loss) on extinguishment of debt	1,000,000		(300,000)					975,000	(1,392,000)															(200,000)
Acquisition price of land																										56,000,000
Loan value																										55,000,000
Debt instrument, interest rate percentage				10.00%	7.00%	3.00%	7.00%																			1.50%
Loan value																											56,300,000
Amortization expense, net	300,000
Revolving Line of credit facility																													100,000,000		30,000,000					50,000,000
Line Of Credit Facility, Additional Capacity Under Accordion Feature																													125,000,000
Annual accrual rate of commitment fee on unused portion of credit facility																												0.50%
Debt instrument, floor interest rate																																4.25%	5.00%
Credit facility, reduction in maximum amount available under loan																														7,500,000
Loan matures in days																														Every 90 days
Credit facility, amount outstanding														$ 7,800,000	$ 19,200,000			$ 5,400,000												$ 0